Fair Value of Plan Assets (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]	Dec. 31, 2025 USD ($)
Recurring [Member]
Fair Value of Plan Assets [Abstract]
Liabilities measured at fair value	$ 0
Nonrecurring [Member]
Fair Value of Plan Assets [Abstract]
Liabilities measured at fair value	0
Assets measured at fair value	$ 0